2. Going Concern (Details Narrative) - USD ($)	May. 31, 2015	Nov. 30, 2014	Nov. 30, 2013
Risks and Uncertainties [Abstract]
Working capital	$ (711,592)
Accumulated deficit	$ (4,020,710)	$ (2,893,537)	$ (383,471)